Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Liabilities and Other Current Liabilities
14.	Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	US$	US$
Logistics expenses payables	824,743	1,103,398
Deposits from distributors	292,641	312,469
Redeemable non-controlling interests acquisition payables (Note 17)	-	3,120,583
Business acquisition payables	43,711	43,003
Payables for service procurement in connection with service revenue	1,611,123	2,284,011
Refund obligation of sales return	858,536	2,422,155
Others	663,616	1,231,369
Total	4,294,370	10,516,988